Note 11 - Other Borrowings - Maturities of Other Borrowings (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
2019, amount	$ 154
2019, weighted-average interest rate	4.06%
2020, amount	$ 113
2020, weighted-average interest rate	4.06%
2021, amount	$ 85
2021, weighted-average interest rate	4.06%
2022, amount	$ 63
2022, weighted-average interest rate	4.06%
2023, amount	$ 47
2023, weighted-average interest rate	4.06%
Beyond 2023, amount	$ 8,341
Beyond 2023, weighted-average interest rate	3.83%
Total, amount	$ 8,803	$ 29,065
Total, weighted-average interest rate	3.84%